Stock-Based Compensation - Unrecognized compensation cost (Details) $ in Thousands	6 Months Ended
Jul. 02, 2022 USD ($)
Stock-Based Compensation
Unrecognized compensation cost	$ 6,370
Weighted Average Remaining Period to be Recognized	3 years 10 months 24 days
Estimated annual compensation cost for the future periods
Total Unrecognized Compensation Cost	$ 6,370
Stock options
Stock-Based Compensation
Unrecognized compensation cost	$ 6,370
Weighted Average Remaining Period to be Recognized	3 years 7 months 6 days
Estimated annual compensation cost for the future periods
2022	$ 875
2023	1,755
2024	1,755
2025	1,985
Total Unrecognized Compensation Cost	$ 6,370